Investments In And Loan Receivables From Affiliated Companies (Schedule Of Revenues And Net Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Current assets	¥ 1,014,675	¥ 866,012
Total	1,743,670	1,487,669	1,356,852
Current liabilities	594,856	535,983
Long-term liabilities	338,206	244,472
Affiliated Entity
Investments in and Advances to Affiliates [Line Items]
Current assets	57,480	60,059
Noncurrent assets	53,673	56,293
Total	111,153	116,352
Current liabilities	55,323	60,623
Long-term liabilities	12,641	15,143
Net assets	¥ 43,189	¥ 40,586